Document and Entity Information	Nov. 14, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2024
Entity File Number	001-41013
Entity Registrant Name	GCT Semiconductor Holding, Inc.
Entity Central Index Key	0001851961
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2171699
Entity Address, Address Line One	2290 North 1st Street, Suite 201
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	434-6040
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(g) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GCTS
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock For 11.50 Per Share [Member]
Entity Listings [Line Items]
Title of 12(g) Security	Warrants, each whole warrant exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	GCTW
Security Exchange Name	NYSE